Note 12 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revolving Credit Facility	$ 995,520	$ 977,110
Senior Notes	495,519	518,982
Present value of finance lease liabilities	12,232	5,710
Other long-term debt maturing at various dates through 2030	5,204	837
Long-term debt	1,508,475	1,502,639
Less: current portion	6,061	1,796
Long-term debt - non-current	$ 1,502,414	$ 1,500,843